Income Taxes - Summary of Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Current		$ (34)	$ 10
Deferred	297
Income tax provision (benefit)	$ 297	$ (34)	$ 10